Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets
	March 31, 2021	June 30, 2020
Security deposit	$31,462	$156,023
Prepaid expenses	35,062	-
Prepaid software development	150,000	1,200,000
Prepaid insurance	69,769	-
Prepayment for inventory from Heqin	-	101,252
Other receivables - Heqin	560,011	522,636
Others	54,702	76,572
Total	$901,006	$2,056,483

	June 30, 2020	June 30, 2019
Security deposit	$156,023	$46,933
Prepaid software development expenses	1,200,000	-
Other prepaid expenses and advances	47,182	34,181
Prepayment for inventory from Heqin	101,252	-
Other receivables	522,636	-
Others	29,390	24,818
Total	$2,056,483	$105,932